RETAINED PROFITS (Table)	12 Months Ended
Dec. 31, 2020
Retained profits
RETAINED PROFITS (Tables) [Line Items]
Schedule of Retained Profits

	2020	2019	2018
	£m	£m	£m
At 1 January	3,246	5,389	3,976
Profit for the year	865	2,459	3,975
Dividends paid	—	(2,312)	(2,240)
Issue costs of other equity instruments (net of tax) (note 42)	—	(3)	(5)
Share buyback programmes (note 40)	—	(1,095)	(1,005)
Realised gains and losses on equity shares held at fair value through other comprehensive income	—	(2)	(129)
Post-retirement defined benefit scheme remeasurements	113	(1,117)	120
Share of other comprehensive income of associates and joint ventures	—	—	8
Gains and losses attributable to own credit risk (net of tax)[1]	(55)	(306)	389
Movement in treasury shares	293	(3)	40
Value of employee services:
Share option schemes	48	71	53
Other employee award schemes	74	165	207
At 31 December	4,584	3,246	5,389
1During 2020 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £1 million net of tax (2019: £nil; 2018: £nil), had been recognised directly in retained profits.